Securities Act File No. 333-143532

This submission is being made by BlackRock Large Cap Series Funds, Inc. (the “Registrant”) pursuant to the Securities Act of 1933, as amended, solely to obtain the EDGAR System class identifier for the Service shares that are being registered by the Registrant on its Registration Statement on Form N-14 filed on June 6, 2007 (Accession number 0000891092-07-002345 ) (the “Form N-14”) and will be issued by the Registrant upon consummation of the proposed reorganization between the Registrant and BlackRock Investment Trust described in the Registrant’s Form N-14 and upon the Form N-14 being declared effective by the Securities and Exchange Commission.